PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment
A summary of property and equipment at December 31 follows:
	2017	2016
	(In thousands)
Land	$16,199	$15,486
Buildings	55,434	54,656
Equipment	69,604	72,090
	141,237	142,232
Accumulated depreciation and amortization	(102,088)	(102,057)
Property and equipment, net	$39,149	$40,175